[logo] PIONEER Investments(R)



March 6, 2017


VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC  20549

Re:     Pioneer Equity Income Fund (the "Fund")
        File Nos. 333-46453 and 811-08657
        CIK No. 0000869356

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of prospectus for the Fund, which would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 35 to the Fund's registration statement on Form N-1A filed electronically (Accession No. 0000869356-17-000002) on February 28, 2017.

If you have any questions concerning the foregoing certification, please contact me at (617) 422-4695.

Very truly yours,

/s/ Thomas Reyes
-------------------------
    Thomas Reyes
    Assistant Secretary


cc:     Christopher J. Kelley, Esq.
        Toby R. Serkin, Esq.



Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820




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